Securities - Summary of Unrealized Gains and Losses on Securities at Fair Value through Other Comprehensive Income (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 57,367	$ 48,232
Gross unrealized gains	532	508
Gross unrealized losses	(213)	(241)
Fair value	57,686	48,499
Canadian government debt - issued or guaranteed, Federal [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	655	244
Gross unrealized gains	3
Gross unrealized losses	(1)	(6)
Fair value	657	238
Canadian government debt - issued or guaranteed, Provincial and municipal [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	2,878	1,578
Gross unrealized gains	43	2
Gross unrealized losses	(23)	(26)
Fair value	2,898	1,554
U.S. state, municipal and agencies debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	20,787	18,000
Gross unrealized gains	215	285
Gross unrealized losses	(126)	(149)
Fair value	20,876	18,136
Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	4,254	1,469
Gross unrealized gains	2	2
Gross unrealized losses	(5)	(1)
Fair value	4,251	1,470
Mortgage-backed securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	2,709	2,176
Gross unrealized gains	1	1
Gross unrealized losses	(8)	(3)
Fair value	2,702	2,174
Asset-backed securities, CDO [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	7,334	6,248
Gross unrealized gains	1	1
Gross unrealized losses	(35)	(10)
Fair value	7,300	6,239
Asset-backed securities, Non CDO [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	847	856
Gross unrealized gains	4	9
Gross unrealized losses	(2)	(2)
Fair value	849	863
Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	17,655	17,439
Gross unrealized gains	45	22
Gross unrealized losses	(10)	(42)
Fair value	17,690	17,419
Equities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	248	222
Gross unrealized gains	218	186
Gross unrealized losses	(3)	(2)
Fair value	$ 463	$ 406